Rafferty Asset Management, LLC
535 Madison Avenue, 37th Floor
New York, New York 10022
August 22, 2025
FILED VIA EDGAR
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-1004
Re: Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the Funds listed on Appendix A that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated August 18, 2025, filed electronically as Post-Effective Amendment No. 437 to the Trust’s Registration Statement on Form N-1A on August 18, 2025.
If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Stacy L. Fuller of K&L Gates at (202) 778-9475.
Sincerely,
DIREXION SHARES ETF TRUST
/s/ Angela Brickl
General Counsel
Rafferty Asset Management, LLC

Appendix A
Direxion Daily S&P Top 20 US Stocks Bull 2X ETF
Direxion Daily S&P Top 20 US Stocks Bear 1X ETF
Direxion Daily Qs Top 30 Stocks Bull 2X ETF
Direxion Daily Qs Top 30 Stocks Bear 1X ETF
Direxion Daily Gold Miners Top 5 Bull 2X ETF
Direxion Daily Gold Miners Top 5 Bear 1X ETF
Direxion Daily ABNB Bear 1X ETF
Direxion Daily ABNB Bull 2X ETF
Direxion Daily ADBE Bear 1X ETF
Direxion Daily ADBE Bull 2X ETF
Direxion Daily CRM Bear 1X ETF
Direxion Daily CRM Bull 2X ETF
Direxion Daily DAL Bear 1X ETF
Direxion Daily DAL Bull 2X ETF
Direxion Daily GM Bear 1X ETF
Direxion Daily GM Bull 2X ETF
Direxion Daily LUV Bear 1X ETF
Direxion Daily LUV Bull 2X ETF
Direxion Daily MRVL Bear 1X ETF
Direxion Daily MRVL Bull 2X ETF
Direxion Daily NKE Bear 1X ETF
Direxion Daily NKE Bull 2X ETF
Direxion Daily ORCL Bear 1X ETF
Direxion Daily ORCL Bull 2X ETF
Direxion Daily PDD Bear 1X ETF
Direxion Daily PDD Bull 2X ETF
Direxion Daily RDDT Bear 1X ETF
Direxion Daily RDDT Bull 2X ETF
Direxion Daily RKLB Bear 1X ETF
Direxion Daily RKLB Bull 2X ETF
Direxion Daily SBUX Bear 1X ETF
Direxion Daily SBUX Bull 2X ETF
Direxion Daily SONY Bear 1X ETF
Direxion Daily SONY Bull 2X ETF
Direxion Daily TGT Bear 1X ETF
Direxion Daily TGT Bull 2X ETF
Direxion Daily TXN Bear 1X ETF
Direxion Daily TXN Bull 2X ETF
Direxion Daily UAL Bear 1X ETF
Direxion Daily UAL Bull 2X ETF
Direxion Daily UNH Bear 1X ETF
Direxion Daily UNH Bull 2X ETF
Direxion Daily WMT Bear 1X ETF
Direxion Daily WMT Bull 2X ETF